CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares Class A common shares	Common shares Class B common shares	Treasury Stock	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total JOYY Inc.'s shareholders' equity	Non controlling interests	Class A common shares	Class B common shares	Total
Balance at Dec. 31, 2020	$ 13	$ 3	$ (139,528)	$ 3,456,844	$ 17,825	$ 2,881,782	$ 18,471	$ 6,235,410	$ 5,497			$ 6,240,907
Balance (in shares) at Dec. 31, 2020	1,272,346,218	326,509,555
Adoption of ASU | Adoption of ASU 2020-06				(299,398)		86,659		(212,739)				$ (212,739)
Issuance of common shares for vested restricted shares and restricted share units (in shares)	3,631,640
Transfer from treasury shares to issued common shares for vested restricted share units			5,788	(5,788)
Transfer from treasury shares to issued common shares for vested restricted share units (in shares)	1,442,020											1,442,020
Acquisition of subsidiaries				53,327				53,327	26,731			$ 80,058
Net forfeiture of restricted shares (in shares)	(773,813)
Share-based compensation				31,691				31,691				31,691
Appropriation to statutory reserves					8,979	(8,979)
Capital injection in subsidiaries from non-controlling interest shareholders				(3,357)				(3,357)	9,313			5,956
Share of changes in the equity method investments' capital accounts				13,267		(1)	(8,183)	5,083				5,083
Repurchase of common shares			(392,984)					(392,984)				(392,984)
Repurchase of common shares (in shares)	(130,309,760)
Repurchase of noncontrolling interest and redeemable noncontrolling interests				(63)				(63)	(154)			(217)
Deconsolidation of subsidiaries									7,148			7,148
Dividends declared						(161,398)		(161,398)	(47)			(161,445)
Net income attributable to JOYY Inc. and non-controlling interest shareholders						(80,293)		(80,293)	(13,691)			(93,984)
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value						(5,236)		(5,236)	(102)			(5,338)
Foreign currency translation adjustments, net of nil tax							58,887	58,887	(558)			58,329
Balance at Dec. 31, 2021	$ 13	$ 3	(526,724)	3,246,523	26,804	2,712,534	69,175	5,528,328	34,137			$ 5,562,465
Balance (in shares) at Dec. 31, 2021	1,146,336,305	326,509,555								1,146,336,305	326,509,555
Issuance of common shares for vested restricted shares and restricted share units		$ 0
Issuance of common shares for vested restricted shares and restricted share units (in shares)	780,263
Transfer from treasury shares to issued common shares for vested restricted share units		0	10,260	(10,260)
Transfer from treasury shares to issued common shares for vested restricted share units (in shares)	3,567,640											3,567,640
Share-based compensation		0		42,446				42,446	1,650			$ 44,096
Appropriation to statutory reserves		0			5,732	(5,732)
Share of changes in the equity method investments' capital accounts		0		146		(14)	15,549	15,681				15,681
Repurchase of common shares		0	(138,677)					(138,677)				(138,677)
Repurchase of common shares (in shares)	(84,507,180)
Dividends declared	$ 0	0	0	0	0	(145,190)	0	(145,190)	(63)			(145,253)
Net income attributable to JOYY Inc. and non-controlling interest shareholders		0				128,891		128,891	(27,323)			101,568
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		0				(5,426)		(5,426)	(108)			(5,534)
Exercise/settlement of RSU's in subsidiaries		0		(877)				(877)	932			55
Non-controlling interest arising from an acquisition		0							222,741			222,741
Foreign currency translation adjustments, net of nil tax		0					(246,959)	(246,959)	1,183			(245,776)
Balance at Dec. 31, 2022	$ 13	$ 3	(655,141)	3,277,978	32,536	2,685,063	(162,235)	5,178,217	233,149			$ 5,411,366
Balance (in shares) at Dec. 31, 2022	1,066,177,028	326,509,555								1,066,177,028	326,509,555
Issuance of common shares for vested restricted shares and restricted share units (in shares)	3,471
Transfer from treasury shares to issued common shares for vested restricted share units			14,085	(14,085)
Transfer from treasury shares to issued common shares for vested restricted share units (in shares)	7,240,060											7,240,060
Share-based compensation				30,263				30,263	1,716			$ 31,979
Appropriation to statutory reserves					5,179	(5,179)
Capital injection in subsidiaries from non-controlling interest shareholders				68,738				68,738	(86,934)			(18,196)
Share of changes in the equity method investments' capital accounts				(26,175)		(9)	1,687	(24,497)				(24,497)
Repurchase of common shares	$ (4)		(272,883)	(50,000)				(322,887)				(322,887)
Repurchase of common shares (in shares)	(182,576,920)
Repurchase of noncontrolling interest and redeemable noncontrolling interests				(389)				(389)				(389)
Deconsolidation of subsidiaries					(6)	6	(1,135)	(1,135)	6,415			5,280
Dividends declared						(82,072)		(82,072)				(82,072)
Net income attributable to JOYY Inc. and non-controlling interest shareholders						301,816		301,816	(29,398)			272,418
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value						(5,048)		(5,048)	(302)			(5,350)
Gain on repurchase of redeemable convertible preferred shares of a subsidiary						52,583		52,583				52,583
Exercise/settlement of RSU's in subsidiaries				(11,351)				(11,351)	11,500			149
Settlement of capped call options				7,775				7,775				7,775
Foreign currency translation adjustments, net of nil tax							(35,327)	(35,327)	(2,816)			(38,143)
Balance at Dec. 31, 2023	$ 9	$ 3	$ (913,939)	$ 3,282,754	$ 37,709	$ 2,947,160	$ (197,010)	$ 5,156,686	$ 133,330			$ 5,290,016
Balance (in shares) at Dec. 31, 2023	890,843,639	326,509,555								890,843,639	326,509,555